Property and equipment, net - Summary of Property and Equipment (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Total cost	¥ 196,642,742		¥ 191,315,464
Less: Accumulated depreciation	(31,583,879)		(27,348,427)
Property and equipment, net	165,058,863	$ 25,901,337	163,967,037
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost	184,813,833		184,813,833
Electronic devices and other general equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	5,491,675		5,153,850
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	¥ 6,337,234		¥ 1,347,781